Vanguard® Industrials Index Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Aerospace & Defense (15.9%)
*	Boeing Co.	779,431	192,535
	Raytheon Technologies Corp.	2,137,665	189,632
	Lockheed Martin Corp.	354,560	135,513
	Northrop Grumman Corp.	222,823	81,524
	General Dynamics Corp.	342,388	65,023
	L3Harris Technologies Inc.	271,662	59,239
*	TransDigm Group Inc.	73,161	47,470
*	Teledyne Technologies Inc.	65,199	27,349
	Textron Inc.	318,122	21,782
*	Howmet Aerospace Inc.	548,641	19,466
	HEICO Corp. Class A	102,603	13,591
*	Axon Enterprise Inc.	89,344	12,561
	Huntington Ingalls Industries Inc.	56,680	12,255
	HEICO Corp.	60,924	8,557
	BWX Technologies Inc.	133,554	8,352
	Spirit AeroSystems Holdings Inc. Class A	148,383	7,302
	Curtiss-Wright Corp.	57,553	7,213
*	Hexcel Corp.	117,602	6,993
*,1	Virgin Galactic Holdings Inc.	181,207	5,659
*	Mercury Systems Inc.	78,931	5,166
	Aerojet Rocketdyne Holdings Inc.	92,650	4,489
*	Kratos Defense & Security Solutions Inc.	173,578	4,341
	Moog Inc. Class A	41,274	3,723
*	AeroVironment Inc.	32,195	3,529
	Maxar Technologies Inc.	100,274	3,118
*	AAR Corp.	47,424	1,980
	Kaman Corp.	35,081	1,888
*	Triumph Group Inc.	77,302	1,486
*	Parsons Corp.	36,074	1,429
*	Vectrus Inc.	16,322	833
*	Ducommun Inc.	14,881	800
	National Presto Industries Inc.	7,405	751
*	PAE Inc.	89,655	728
*	Astronics Corp.	33,314	565
	Cubic Corp.	38	3
	Park Aerospace Corp.	22	—
			956,845
Air Freight & Logistics (6.8%)
	United Parcel Service Inc. Class B	1,012,179	217,214
	FedEx Corp.	354,414	111,573
	Expeditors International of Washington Inc.	238,120	29,929
	CH Robinson Worldwide Inc.	188,133	18,253

		Shares	Market Value ($000)
*	XPO Logistics Inc.	122,141	17,946
	Forward Air Corp.	38,678	3,748
*	Hub Group Inc. Class A	47,170	3,293
*	Atlas Air Worldwide Holdings Inc.	40,483	3,033
*	Air Transport Services Group Inc.	83,752	2,080
*	Echo Global Logistics Inc.	37,194	1,271
*	Radiant Logistics Inc.	44	—
			408,340
Airlines (3.0%)
*	Southwest Airlines Co.	832,565	51,170
*	Delta Air Lines Inc.	897,173	42,777
*	United Airlines Holdings Inc.	438,401	25,581
*	American Airlines Group Inc.	899,297	21,799
*	Alaska Air Group Inc.	174,647	12,086
*	JetBlue Airways Corp.	441,538	8,875
*	Spirit Airlines Inc.	152,374	5,441
*	Allegiant Travel Co.	19,585	4,337
*	SkyWest Inc.	70,777	3,470
*	Hawaiian Holdings Inc.	68,140	1,758
			177,294
Building Products (6.4%)
	Johnson Controls International plc	1,013,758	67,456
	Trane Technologies plc	335,546	62,546
	Carrier Global Corp.	1,162,488	53,393
	Masco Corp.	361,520	21,803
	Fortune Brands Home & Security Inc.	194,954	20,111
	Allegion plc	127,563	17,920
	Lennox International Inc.	47,746	16,708
*	Trex Co. Inc.	162,801	15,858
	Owens Corning	147,513	15,732
	A O Smith Corp.	190,853	13,564
*	Builders FirstSource Inc.	273,968	12,203
	Advanced Drainage Systems Inc.	74,733	8,476
	Armstrong World Industries Inc.	67,187	7,145
	Simpson Manufacturing Co. Inc.	61,056	6,858
	UFP Industries Inc.	86,021	6,840
*	Resideo Technologies Inc.	191,171	5,716
*	AZEK Co. Inc. Class A	130,537	5,682
*	Masonite International Corp.	32,636	3,902
	AAON Inc.	58,813	3,896
*	Gibraltar Industries Inc.	45,792	3,638
*	JELD-WEN Holding Inc.	99,232	2,780
	CSW Industrials Inc.	20,808	2,535
*	American Woodmark Corp.	23,902	2,078
*	PGT Innovations Inc.	82,841	2,001
	Griffon Corp.	67,503	1,775
	Apogee Enterprises Inc.	36,567	1,390
	Quanex Building Products Corp.	46,440	1,237
*	Cornerstone Building Brands Inc.	70,977	1,204
	Insteel Industries Inc.	27,152	949
			385,396
Commercial Services & Supplies (6.2%)
	Waste Management Inc.	595,327	83,751
	Cintas Corp.	133,127	47,066
	Waste Connections Inc.	368,677	44,772
*	Copart Inc.	299,481	38,636
	Republic Services Inc. Class A	313,850	34,266

		Shares	Market Value ($000)
*	IAA Inc.	189,172	10,777
	Rollins Inc.	311,376	10,615
*	Stericycle Inc.	128,800	10,119
	Tetra Tech Inc.	76,241	9,109
	MSA Safety Inc.	52,213	8,775
*	Clean Harbors Inc.	73,191	6,814
	Brink's Co.	69,501	5,241
*	Casella Waste Systems Inc. Class A	70,451	4,750
	UniFirst Corp.	21,393	4,742
	ABM Industries Inc.	94,309	4,705
	Herman Miller Inc.	82,923	3,964
	Brady Corp. Class A	68,177	3,902
*	KAR Auction Services Inc.	182,346	3,271
	Healthcare Services Group Inc.	105,054	3,151
	HNI Corp.	60,059	2,740
	Deluxe Corp.	59,091	2,692
*	Harsco Corp.	110,968	2,488
	Covanta Holding Corp.	167,017	2,474
*	Cimpress plc	23,767	2,360
	ADT Inc.	213,176	2,204
	Pitney Bowes Inc.	243,609	2,041
	Knoll Inc.	67,703	1,760
*	U.S. Ecology Inc.	44,311	1,756
	Matthews International Corp. Class A	44,536	1,740
	Steelcase Inc. Class A	117,776	1,704
*	Montrose Environmental Group Inc.	30,092	1,509
	Interface Inc. Class A	82,487	1,348
*	CoreCivic Inc.	167,567	1,312
*	Viad Corp.	28,436	1,255
	ACCO Brands Corp.	134,069	1,221
*	SP Plus Corp.	32,519	1,063
*	BrightView Holdings Inc.	59,123	1,026
	Ennis Inc.	40,080	840
	VSE Corp.	15,148	721
	Kimball International Inc. Class B	52,344	697
*	Heritage-Crystal Clean Inc.	21,571	664
*	Team Inc.	2,934	25
*	Quad/Graphics Inc.	41	—
			374,066
Construction & Engineering (1.7%)
	Quanta Services Inc.	196,232	18,711
*	AECOM	197,306	12,827
	EMCOR Group Inc.	77,041	9,716
*	MasTec Inc.	83,464	9,709
	Valmont Industries Inc.	29,827	7,397
*	WillScot Mobile Mini Holdings Corp.	240,505	6,975
	Arcosa Inc.	67,734	4,301
	Comfort Systems USA Inc.	50,872	4,217
*,2	API Group Corp.	196,801	4,162
*	Fluor Corp.	197,824	3,660
*	Dycom Industries Inc.	44,867	3,361
	Granite Construction Inc.	64,222	2,592
	Primoris Services Corp.	69,097	2,197
*	MYR Group Inc.	23,517	2,047
*	Ameresco Inc. Class A	33,590	1,806
*	NV5 Global Inc.	17,635	1,611
*	Great Lakes Dredge & Dock Corp.	91,887	1,342
*	Construction Partners Inc. Class A	40,673	1,310

		Shares	Market Value ($000)
	Argan Inc.	22,063	1,083
*	Tutor Perini Corp.	64,407	997
*	Sterling Construction Co. Inc.	39,419	887
*	IES Holdings Inc.	13,130	697
*	Matrix Service Co.	32	—
			101,605
Electrical Equipment (6.8%)
	Eaton Corp. plc	560,236	81,374
	Emerson Electric Co.	844,369	80,798
	AMETEK Inc.	324,587	43,852
	Rockwell Automation Inc.	163,527	43,125
*	Generac Holdings Inc.	88,375	29,051
*	Plug Power Inc.	706,432	21,687
	Hubbell Inc. Class B	76,338	14,553
*	Sensata Technologies Holding plc	221,635	13,172
*	Sunrun Inc.	242,021	10,823
	Acuity Brands Inc.	50,650	9,408
	Vertiv Holdings Co. Class A	360,622	8,951
	Regal Beloit Corp.	57,089	8,120
	nVent Electric plc	236,434	7,693
	EnerSys	60,013	5,656
*	Atkore Inc.	65,549	5,060
*	Bloom Energy Corp. Class A	202,469	4,894
*	FuelCell Energy Inc.	452,911	4,448
	GrafTech International Ltd.	244,173	3,243
*	Vicor Corp.	31,018	2,794
*	Array Technologies Inc.	160,565	2,617
*	TPI Composites Inc.	51,397	2,482
	Encore Wire Corp.	28,975	2,382
	AZZ Inc.	35,661	1,907
*	Romeo Power Inc.	124,829	1,058
*	Thermon Group Holdings Inc.	46,855	817
	Allied Motion Technologies Inc.	16,318	578
*	Eos Energy Enterprises Inc.	21,842	443
	Powell Industries Inc.	11	—
			410,986
Industrial Conglomerates (10.8%)
	Honeywell International Inc.	978,310	225,901
	General Electric Co.	12,337,828	173,470
	3M Co.	814,425	165,361
	Roper Technologies Inc.	147,679	66,457
	Carlisle Cos. Inc.	74,921	14,409
	Raven Industries Inc.	50,405	2,224
			647,822
Machinery (20.3%)
	Caterpillar Inc.	767,074	184,926
	Deere & Co.	418,970	151,290
	Illinois Tool Works Inc.	445,178	103,174
	Parker-Hannifin Corp.	181,690	55,988
	Cummins Inc.	207,820	53,468
	Stanley Black & Decker Inc.	226,469	49,098
	Otis Worldwide Corp.	579,959	45,428
	PACCAR Inc.	488,395	44,717
	Fortive Corp.	452,089	32,785
	Dover Corp.	202,345	30,453
	Xylem Inc.	254,121	30,017
*	Ingersoll Rand Inc.	529,650	26,292

		Shares	Market Value ($000)
	IDEX Corp.	106,956	23,815
	Westinghouse Air Brake Technologies Corp.	253,121	20,948
	Snap-on Inc.	76,199	19,402
	Graco Inc.	237,260	17,965
	Toro Co.	151,866	16,871
	Nordson Corp.	73,529	16,301
	Pentair plc	233,464	16,102
*	Middleby Corp.	78,182	12,844
	Oshkosh Corp.	96,139	12,636
	AGCO Corp.	89,503	12,385
	ITT Inc.	121,605	11,419
	Donaldson Co. Inc.	177,474	10,931
	Woodward Inc.	84,198	10,708
	Lincoln Electric Holdings Inc.	79,682	10,246
	Timken Co.	95,796	8,473
	Rexnord Corp.	168,133	8,402
	Flowserve Corp.	183,153	7,764
*	Colfax Corp.	167,704	7,413
*	Chart Industries Inc.	50,696	7,399
*	RBC Bearings Inc.	35,344	6,920
	Allison Transmission Holdings Inc.	156,219	6,610
	John Bean Technologies Corp.	44,608	6,425
	Crane Co.	65,414	6,246
	Altra Industrial Motion Corp.	90,978	5,976
	Watts Water Technologies Inc. Class A	38,617	5,248
*	Evoqua Water Technologies Corp.	168,215	5,235
	Terex Corp.	97,566	5,110
	Hillenbrand Inc.	105,504	4,811
*	Welbilt Inc.	189,003	4,670
	Franklin Electric Co. Inc.	55,243	4,634
	Kennametal Inc.	111,571	4,185
	SPX FLOW Inc.	59,256	4,067
*	SPX Corp.	62,958	3,943
	Albany International Corp. Class A	43,160	3,856
	Federal Signal Corp.	85,106	3,615
	Barnes Group Inc.	67,641	3,613
*	Proto Labs Inc.	38,806	3,469
	ESCO Technologies Inc.	36,604	3,464
	Mueller Industries Inc.	72,250	3,355
*,1	Nikola Corp.	220,388	3,297
	Trinity Industries Inc.	117,018	3,251
	Mueller Water Products Inc. Class A	222,714	3,223
*	Navistar International Corp.	70,028	3,097
	Helios Technologies Inc.	42,888	3,047
	Kadant Inc.	16,181	2,719
*	Meritor Inc.	101,968	2,651
	EnPro Industries Inc.	27,421	2,522
	Lindsay Corp.	15,274	2,515
	Enerpac Tool Group Corp. Class A	84,169	2,306
	Alamo Group Inc.	14,202	2,190
	Tennant Co.	26,031	2,154
	Astec Industries Inc.	30,192	2,069
	Greenbrier Cos. Inc.	46,141	2,049
*	Desktop Metal Inc. Class A	154,533	2,041
	Columbus McKinnon Corp.	38,929	1,974
*	TriMas Corp.	60,475	1,961
	Shyft Group Inc.	44,555	1,737
	Standex International Corp.	17,305	1,724

		Shares	Market Value ($000)
*	Gates Industrial Corp. plc	81,773	1,485
	Douglas Dynamics Inc.	32,320	1,417
*	Hyliion Holdings Corp.	131,541	1,382
*	Manitowoc Co. Inc.	48,377	1,249
	Wabash National Corp.	73,174	1,167
*	CIRCOR International Inc.	28,113	1,058
	Gorman-Rupp Co.	29,364	1,057
*	Hydrofarm Holdings Group Inc.	16,645	1,037
*	Energy Recovery Inc.	51,277	975
	Luxfer Holdings plc	40,768	932
*	Lydall Inc.	22,597	822
*	REV Group Inc.	40,764	763
	Hyster-Yale Materials Handling Inc.	10,021	757
*	Titan International Inc.	78,107	726
	Miller Industries Inc.	16,288	682
*	Blue Bird Corp.	22,870	598
*	NN Inc.	46	—
	Park-Ohio Holdings Corp.	9	—
			1,217,746
Marine (0.2%)
*	Kirby Corp.	84,461	5,518
	Matson Inc.	60,554	3,915
	Genco Shipping & Trading Ltd.	38,186	603
*	Eagle Bulk Shipping Inc.	7,683	364
			10,400
Professional Services (7.0%)
	IHS Markit Ltd.	530,229	55,838
*	CoStar Group Inc.	55,482	47,382
	Equifax Inc.	171,231	40,246
	Verisk Analytics Inc. Class A	217,752	37,634
	TransUnion	268,637	28,744
	Jacobs Engineering Group Inc.	182,874	25,983
	Leidos Holdings Inc.	189,506	19,472
	Booz Allen Hamilton Holding Corp. Class A	193,592	16,442
	Robert Half International Inc.	159,028	14,120
*	Clarivate plc	469,773	14,112
	Nielsen Holdings plc	477,841	13,002
	ManpowerGroup Inc.	77,309	9,354
*	CACI International Inc. Class A	35,470	9,044
	KBR Inc.	197,994	8,066
	CoreLogic Inc.	97,706	7,768
*	ASGN Inc.	74,362	7,666
*	Upwork Inc.	158,069	7,440
	Science Applications International Corp.	81,844	7,355
	Exponent Inc.	72,576	6,621
*	FTI Consulting Inc.	48,138	6,621
	Korn Ferry	75,903	4,965
	Insperity Inc.	51,028	4,704
*	TriNet Group Inc.	55,660	4,194
*	Dun & Bradstreet Holdings Inc.	181,086	3,888
	ManTech International Corp. Class A	38,388	3,340
	ICF International Inc.	26,508	2,330
*	CBIZ Inc.	68,424	2,272
*	Huron Consulting Group Inc.	32,000	1,751
	Kforce Inc.	27,766	1,741
*	TrueBlue Inc.	50,141	1,360
*	Kelly Services Inc. Class A	48,333	1,241

		Shares	Market Value ($000)
	Heidrick & Struggles International Inc.	27,374	1,178
	CRA International Inc.	10,808	885
	Barrett Business Services Inc.	10,756	801
*	Forrester Research Inc.	16,205	695
	Resources Connection Inc.	43,845	639
*	Willdan Group Inc.	17,248	627
*	Rekor Systems Inc.	42,987	483
*	Mistras Group Inc.	21	—
			420,004
Road & Rail (11.4%)
	Union Pacific Corp.	942,220	211,745
	CSX Corp.	1,072,641	107,393
	Norfolk Southern Corp.	354,372	99,543
*	Uber Technologies Inc.	1,693,775	86,095
	Kansas City Southern	127,724	38,021
	Old Dominion Freight Line Inc.	140,015	37,167
*	Lyft Inc. Class A	359,838	20,543
	JB Hunt Transport Services Inc.	118,886	20,394
	Knight-Swift Transportation Holdings Inc.	221,205	10,558
	Landstar System Inc.	53,966	9,201
*	Saia Inc.	37,015	8,519
	AMERCO	13,784	7,926
*	Avis Budget Group Inc.	73,647	6,468
	Ryder System Inc.	75,489	6,174
	Werner Enterprises Inc.	86,054	4,130
	ArcBest Corp.	35,689	2,778
*,1	TuSimple Holdings Inc. Class A	52,916	2,029
	Schneider National Inc. Class B	79,541	1,948
	Marten Transport Ltd.	87,203	1,488
	Heartland Express Inc.	73,083	1,326
*	Daseke Inc.	64,189	465
*	U.S. Xpress Enterprises Inc. Class A	35,766	402
	Universal Logistics Holdings Inc.	11,344	284
*	Covenant Logistics Group Inc. Class A	14	—
			684,597
Trading Companies & Distributors (3.3%)
	Fastenal Co.	808,504	42,883
*	United Rentals Inc.	101,762	33,984
	WW Grainger Inc.	62,714	28,984
	Watsco Inc.	46,208	13,465
*	SiteOne Landscape Supply Inc.	62,250	10,710
	Air Lease Corp. Class A	152,079	7,157
*	WESCO International Inc.	63,351	6,751
*	Univar Solutions Inc.	238,121	6,451
	MSC Industrial Direct Co. Inc. Class A	65,672	6,199
	Applied Industrial Technologies Inc.	54,586	5,347
	Triton International Ltd.	94,544	5,129
	GATX Corp.	46,869	4,624
*	Beacon Roofing Supply Inc.	78,050	4,421
	Boise Cascade Co.	55,105	3,636
*	Herc Holdings Inc.	28,928	3,327
	McGrath RentCorp.	33,914	2,907
	Rush Enterprises Inc. Class A	60,094	2,873
*	GMS Inc.	53,997	2,473
	H&E Equipment Services Inc.	45,679	1,708
*	NOW Inc.	155,579	1,629
*	Veritiv Corp.	21,328	1,310

		Shares	Market Value ($000)
*	MRC Global Inc.	109,659	1,178
	CAI International Inc.	23,452	1,007
*	Titan Machinery Inc.	26,931	826
*	DXP Enterprises Inc.	23,456	725
	Systemax Inc.	18,644	640
*	EVI Industries Inc.	1,207	36
			200,380
Transportation Infrastructure (0.1%)
	Macquarie Infrastructure Corp.	104,448	3,643
Total Common Stocks (Cost $4,620,849)			5,999,124
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 0.055% (Cost $9,804)	98,046	9,804
Total Investments (100.1%) (Cost $4,630,653)			6,008,928
Other Assets and Liabilities—Net (-0.1%)			(6,232)
Net Assets (100.0%)			6,002,696
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,468,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate value was $4,162,000, representing 0.1% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $9,805,000 was received for securities on loan, of which $9,804,000 is held in Vanguard Market Liquidity Fund and $1,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
L3Harris Technologies Inc.	8/31/21	BOANA	5,233	(0.107)	24	—
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
At May 31, 2021, the counterparties had deposited in segregated accounts cash of $510,000 in connection with open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at May 31, 2021.
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,999,124	—	—	5,999,124
Temporary Cash Investments	9,804	—	—	9,804
Total	6,008,928	—	—	6,008,928
Derivative Financial Instruments
Assets
Swap Contracts	—	24	—	24